Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 721,560	R$ 833,683
Interest on actuarial liabilities	77,348	73,853
Current service cost	1,939	1,997
Actuarial (gain) / loss – experience	(13,340)	(125)
Actuarial (gain) / loss – financial assumptions	(6,026)	(137,649)
Benefits paid directly by entity	(52,390)	(50,199)
Closing Balance	R$ 741,143	R$ 721,560